Interest-Bearing Borrowings (Details) - Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements	¥ 681,556,262	¥ 111,593,865
Overnight [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements
Up to 30 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements
30 to 90 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements
Greater than 90 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements	¥ 681,556,262	¥ 111,593,865